Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	$ 893
Ending balance	956
Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	894
Additions	142
Exchange Rate Movements and Other	(6)
Ending balance	1,030
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	1
DD&A	69
Impairment Losses	4
Ending balance	74
Real estate [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	517
Ending balance	508
Real estate [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	517
Additions	10
Exchange Rate Movements and Other	1
Ending balance	528
Real estate [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	0
DD&A	16
Impairment Losses	4
Ending balance	20
Railcars & Barges [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	63
Ending balance	165
Railcars & Barges [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	63
Additions	118
Exchange Rate Movements and Other	(1)
Ending balance	180
Railcars & Barges [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	0
DD&A	15
Impairment Losses	0
Ending balance	15
Storage Assets [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	292
Ending balance	264
Storage Assets [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	292
Additions	13
Exchange Rate Movements and Other	(6)
Ending balance	299
Storage Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	0
DD&A	35
Impairment Losses	0
Ending balance	35
Refining Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	12
Ending balance	11
Refining Equipment [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	13
Additions	0
Exchange Rate Movements and Other	0
Ending balance	13
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	1
DD&A	1
Impairment Losses	0
Ending balance	2
Other assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	9
Ending balance	8
Other assets [member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	9
Additions	1
Exchange Rate Movements and Other	0
Ending balance	10
Other assets [member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	0
DD&A	2
Impairment Losses	0
Ending balance	$ 2